2. Summary of Significant Accounting Policies: (m) Basic and Diluted Net Income (Loss) Per Share (Details)	12 Months Ended
Dec. 31, 2020 shares
Details
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0